CONVERTIBLE LOAN PAYABLE - RELATED PARTY	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Convertible Notes Payable [Abstract]
Convertible Loan Payable Related Party [Text Block]

NOTE 6                   CONVERTIBLE LOAN PAYABLE – RELATED PARTY

On February 22, 2011, the Company received a$50,000 unsecured convertible non-interest bearing note payable, due ten days after written demand is made.  All debt can be converted at the rate of $0.10 per share.  At March 28, 2011 the stockholder converted $50,000 of the convertible debt into 500,000 shares of common stock. In connection with the issuance of this note, the Company recognized a beneficial conversion of $50,000 that resulted in a discount to the note payable. The discount was being amortized into earnings over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(F) and 8).

NOTE 5	CONVERTIBLE LOAN PAYABLE – RELATED PARTY

On February 22, 2011, the Company received $50,000 of unsecured convertible non-interest bearing note payable, due ten days after written demand is made from shareholder.  All debt can be converted at the rate of $0.10 per share.  At March 28, 2011 the stockholder converted $50,000 of convertible debt into 500,000 shares of common stock.  In connection with the issuance of this note, the Company recognized a beneficial conversion of $50,000 that resulted in a discount to the note payable. The discount was being amortized  over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(G) and 7).